OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

September 30, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Global High Yield Fund (the "Registrant")
File No. 811-22609; Reg. No. 333-176889

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 25, 2014.

Sincerely,

/s/ Amy Shapiro
Amy Shapiro
Vice President & Assistant Counsel

Enclosures

cc:	K & L Gates LLP
KPMG LLP
Ed Gizzi
Gloria LaFond